Intangible Assets, Net (Schedule of Future Amortization Expense) (Details) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2013		$ 194,500
2013	108,096
2014	186,929	213,339
2015	200,261	224,966
2016	201,588	205,417
2017	195,187	185,945
2018 and thereafter	375,536	325,432
Finite-lived intangible assets, net	$ 1,267,597	$ 1,349,599